Stockholders' Equity (Deficit) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	$ 186,087	$ 138,531	$ 483,067	$ 259,909	$ 680,611	$ 356,252
Shares issued as compensation					99,270	39,375
Prepaid stock-based compensation expense					$ 631,878	$ 609,010
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		40,608	40,608	81,216	$ 161,107	$ 112,035
Shares issued as compensation						13,125
Prepaid stock-based compensation expense					$ 40,608	$ 201,715
Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation		40,608	40,608	81,216	$ 161,107	$ 112,035
Shares issued as compensation						13,125
Prepaid stock-based compensation expense					$ 40,608	$ 201,715
Chief Operating Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 31,693	$ 7,061
Shares issued as compensation					3,646	625
Relatedpartyconsultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	6,530	19,379	25,908	38,757	$ 76,882	$ 49,711
Shares issued as compensation						6,250
Prepaid stock-based compensation expense					$ 25,908	$ 102,790
Marketing Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	37,052		74,104		$ 5,286
Shares issued as compensation					625
Prepaid stock-based compensation expense					$ 380,441
Marketing Consultant One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	125,902		251,803		$ 119,059
Shares issued as compensation					20,000
Prepaid stock-based compensation expense					$ 118,405
Marketing Consultant Two [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 20,000
Shares issued as compensation					75,000
Marketing Consultant Three [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 28,595
Business Consultant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation	$ 6,530	$ 19,379	$ 25,908	$ 38,757	$ 76,882	$ 49,711
Shares issued as compensation						6,250
Prepaid stock-based compensation expense					$ 25,908	$ 102,790